Receivable - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,884	$ 14,723
Retail note and finance lease receivables [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	7,695	8,718
Wholesale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 6,189	$ 6,005